Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

The Company entered into a Broker Dealer Agreement with an independent broker-dealer effective June 30, 2020, as amended on September 18, 2020 and again on August 9, 2021. Pursuant to this agreement, the broker-dealer agreed to be the Company’s broker-dealer of record in thirteen states including Texas, Florida, Arizona, Virginia, Utah, Maryland, Oklahoma, Nebraska, Delaware, West Virginia, Montana, North Carolina and Arkansas as well as up to eight additional states to be determined from time to time during the term of the registered offering. As compensation for these services, the broker-dealer is paid a monthly fee of $8,500 for the thirteen states plus an additional $300 per month for each additional state during the term of the registered offering. The broker-dealer services offered in this agreement continue to the earlier of, the date of which the registration statement ceases to be effective, the registration has been fully subscribed, or the agreement has been unilaterally terminated by either party with a 30-day notice.

The Company is party to selling agreements with various distributors of the Private Placement Notes and Public Demand Notes for both international and domestic investors. The terms of these agreements allow the distributors to effect sales of the Private Placement Notes and the Public Demand Notes to US and non-US persons on a best-efforts basis. Offers and sales of the Public Demand Notes may be made to qualified investors, upon the terms and subject to the conditions set forth in the Prospectus dated May 5, 2021, as amended. Offers and sales of the Private Placement Notes may only be made in accordance with the terms of the offering, as set forth in the private placement memorandum, and in compliance with all U.S. laws and regulations including, but not limited to, Regulation S under the Securities Act of 1933, as amended. The terms of agreements with foreign distributors allow for the sales of the Private Placement Notes only to non-U.S. persons. Each distributor is compensated 1% per annum on the average outstanding balance of those notes sold by such distributor. These agreements can be cancelled at any time.

The Company entered into property management agreements to manage, lease and operate the investment properties. The property management agreements for investment properties were entered into on May 11, 2021 and August 21, 2021, respectively. The agreements will remain in effect for twelve months and will automatically extend thereafter on a monthly basis. The management fee is the greater of $100 per month per unit or 7% of monthly gross income. The Company is also responsible for paying leasing and sale commissions if they occur. These fees are included in general and administrative expenses on the consolidated statements of operations.